ASSET RETIREMENT OBLIGATION - Tabular Disclosure (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in asset retirement obligation
Balance, beginning of year	CAD 181,700	CAD 206,359
Change in estimates	13,064	5,496
Property acquisition and development activity	1,322	3,003
Divestments	(72,306)	(35,635)
Settlements	(12,907)	(8,390)
Accretion expense	6,863	10,867
Balance, end of year	CAD 117,736	CAD 181,700